Summary of Significant Accounting Policies - Schedule of Foreign Currency Translation Exchange Rate (Details)	Dec. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Period-End RM : US$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	4.09250	4.08500	3.86300
Period-Average RM : US$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	4.16140	4.16140	4.14450
Period-End US$ : HK$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.12813	0.12740	0.12754
Period-Average US$ : HK$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.12769	0.12752	0.12800
Period-End US$ : AU$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.68874	0.70787	0.77581
Period-Average US$ : AU$1 Exchange Rate [Member]
Foreign Currency Exchange Rate, Translation	0.61874	0.72939	0.78034